Subsidiary undertakings (Tables)	12 Months Ended
Dec. 31, 2022
Subsidiary undertakings
Summary of Subsidiaries

Details of all the subsidiaries of the Group as of December 31, 2022 are set out below:

	Name and registered office	Ownership interest
Subsidiaries	GeoPark Argentina S.A. (Argentina)	100% (a)
	GeoPark Brasil Exploração e Produção de Petróleo e Gás Ltda. (Brazil)	100% (a)
	GeoPark Chile S.p.A. (Chile)	100% (a)
	GeoPark Fell S.p.A. (Chile)	100% (a)
	GeoPark Magallanes Limitada (Chile)	100% (a)
	GeoPark TdF S.p.A. (Chile)	100% (a)
	GeoPark Colombia S.A.S. (Colombia)	100% (a)
	GeoPark Colombia S.L.U. (Spain)	100% (a)
	GeoPark Perú S.A.C. (Peru)	100% (a)
	GeoPark Colombia E&P S.A. (Panama)	100% (a)
	GeoPark Colombia E&P Sucursal Colombia (Colombia)	100% (a)
	GeoPark Mexico S.A.P.I. de C.V. (Mexico)	100% (a) (b)
	GeoPark E&P S.A.P.I. de C.V. (Mexico)	100% (a) (b)
	GeoPark Ecuador S.A. (Ecuador)	100% (a)
	GeoPark (UK) Limited (United Kingdom)	100%
	Amerisur Resources Limited (United Kingdom)	100% (a)
	Amerisur Exploración Colombia Limited (British Virgin Islands)	100% (a)
	Amerisur Exploración Colombia Limited Sucursal Colombia (Colombia)	100% (a)
	Yarumal S.A.S. (Colombia)	100% (a) (b)
	Petrodorado South America S.A. (Panama)	100% (a)
	Petrodorado South America S.A. Sucursal Colombia (Colombia)	100% (a)
	Fenix Oil & Gas Limited (British Virgin Islands)	100% (a) (b)
	Fenix Oil & Gas Limited Sucursal Colombia (Colombia)	100% (a) (b)
	Amerisurexplor Ecuador S.A. (Ecuador)	100% (a) (b)
	Amerisur S.A. (Paraguay)	100% (a) (b)
	Market Access LLP (United States)	9%
(a)	Indirectly owned.
(b)	Dormant companies.

Summary of joint operations

Details of the joint operations of the Group as of December 31, 2022 are set out below:

	Name and registered office	Ownership interest
Joint operations	Flamenco Block (Chile)	50% (a)
	Campanario Block (Chile)	50% (a)
	Isla Norte Block (Chile)	60% (a)
	Llanos 34 Block (Colombia)	45% (a)
	Llanos 32 Block (Colombia)	12.5%
	Puelen Block (Argentina)	18% (b)
	Los Parlamentos (Argentina)	50%
	Manati Field (Brazil)	10%
	POT-T-785 Block (Brazil)	70% (a)
	Espejo Block (Ecuador)	50% (a)
	Perico Block (Ecuador)	50%
	Llanos 86 Block (Colombia)	50% (a)
	Llanos 87 Block (Colombia)	50% (a)
	Llanos 104 Block (Colombia)	50% (a)
	Llanos 123 Block (Colombia)	50% (a)
	Llanos 124 Block (Colombia)	50% (a)
	CPO-5 Block (Colombia)	30%
	Mecaya Block (Colombia)	50% (a)
	PUT-8 Block (Colombia)	50% (a)
	PUT-9 Block (Colombia)	50% (a)
	Tacacho Block (Colombia)	50% (a) (b)
	Terecay Block (Colombia)	50% (a) (b)
	Llanos 94 Block (Colombia)	50%
	PUT-36 Block (Colombia)	50% (a)
	CPO-4-1 Block (Colombia)	50%
(a)	GeoPark is the operator.
(b)	In process of relinquishment.